Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MARSICO INVESTMENT FUND
Entity Central Index Key	0001047112
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000232236 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Focus Fund
Class Name	Institutional Class
Trading Symbol	MIFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Institutional Class/MIFOX)	$102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Institutional Class shares posted a total return of +19.18%, compared to its benchmark index, the S&P 500® Index, which had a total return of +17.60% over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the S&P 500® Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
Please keep in mind that the Fund is classified as a non-diversified fund, which means it may hold fewer securities. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the S&P 500® Index, can primarily be attributed to stock selection in the Industrials sector, as defined in the Global Industry Classification Standard. Additionally, an underweight allocation to the weakest performing sector of the benchmark index, Health Care, and an overweight allocation to the strongest performing sector of the benchmark index, Communication Services, aided relative performance results.
» GE Vernova, Inc. (“GE Vernova”) | GE Vernova is a leading provider of power generation and grid technologies, spanning gas, wind, and electrification systems. GE Vernova’s earnings results improved based on surging orders tied to its data center and artificial intelligence (“AI”) buildouts, which created backlogs of demand for its products, combined with generally strong demand for its renewable energy and grid modernization technologies.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative AI hardware and software, powering next-generation computing applications. The company benefitted as soaring demand for AI chips and data center solutions drove record revenues and earnings.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection in the Consumer Discretionary, Financials, Communication Services, and Information Technology sectors had the largest negative effect on performance relative to the benchmark index. An underweight allocation to the strong performing Financials sector and overweight allocation to the weak performing Materials sector further detracted from relative performance results.
» Chipotle Mexican Grill, Inc. (“Chipotle”) | Chipotle operates a chain of fast-casual restaurants specializing in Mexican-inspired cuisine with a focus on fresh ingredients. Chipotle’s stock performance was pressured by rising food and labor costs, and investor sentiment was further dampened by leadership uncertainty due to the departure of longtime CEO, Brian Niccol. We exited the position in favor of other opportunities.
» KKR & Co., Inc. (“KKR”) | KKR is a global investment firm managing private equity, credit, and infrastructure strategies. We sold the position as fundraising slowed and exit activity remained limited, leaving management and incentive fees softer than expected.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	Since Inception^
Focus Fund (Institutional Class/MIFOX)	19.18%	12.85%
S&P 500® Index	17.60%	12.02%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 1,098,817,551
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 7,524,556
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$1,098,817,551
Total number of portfolio holdings	22
Total advisory fees paid during the reporting period	$7,524,556
Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Microsoft Corp.	9.39%
Meta Platforms, Inc. - Cl. A	9.06%
NVIDIA Corp.	8.78%
Apple, Inc.	6.86%
General Electric Co. DBA GE Aerospace	6.56%
Amazon.com, Inc.	6.44%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.88%
Netflix, Inc.	4.85%
GE Vernova, Inc.	4.79%
The Boeing Company	4.33%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Microsoft Corp.	9.39%
Meta Platforms, Inc. - Cl. A	9.06%
NVIDIA Corp.	8.78%
Apple, Inc.	6.86%
General Electric Co. DBA GE Aerospace	6.56%
Amazon.com, Inc.	6.44%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.88%
Netflix, Inc.	4.85%
GE Vernova, Inc.	4.79%
The Boeing Company	4.33%

C000020960 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Focus Fund
Class Name	Investor Class
Trading Symbol	MFOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Focus Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Focus Fund (Investor Class/MFOCX)	$130	1.19%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Investor Class shares posted a total return of +18.82%, compared to its benchmark index, the S&P 500® Index, which had a total return of +17.60% over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the S&P 500® Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
Please keep in mind that the Fund is classified as a non-diversified fund, which means it may hold fewer securities. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the S&P 500® Index, can primarily be attributed to stock selection in the Industrials sector, as defined in the Global Industry Classification Standard. Additionally, an underweight allocation to the weakest performing sector of the benchmark index, Health Care, and an overweight allocation to the strongest performing sector of the benchmark index, Communication Services, aided relative performance results.
» GE Vernova, Inc. (“GE Vernova”) | GE Vernova is a leading provider of power generation and grid technologies, spanning gas, wind, and electrification systems. GE Vernova’s earnings results improved based on surging orders tied to its data center and artificial intelligence (“AI”) buildouts, which created backlogs of demand for its products, combined with generally strong demand for its renewable energy and grid modernization technologies.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative AI hardware and software, powering next-generation computing applications. The company benefitted as soaring demand for AI chips and data center solutions drove record revenues and earnings.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection in the Consumer Discretionary, Financials, Communication Services, and Information Technology sectors had the largest negative effect on performance relative to the benchmark index. An underweight allocation to the strong performing Financials sector and overweight allocation to the weak performing Materials sector further detracted from relative performance results.
» Chipotle Mexican Grill, Inc. (“Chipotle”) | Chipotle operates a chain of fast-casual restaurants specializing in Mexican-inspired cuisine with a focus on fresh ingredients. Chipotle’s stock performance was pressured by rising food and labor costs, and investor sentiment was further dampened by leadership uncertainty due to the departure of longtime CEO, Brian Niccol. We exited the position in favor of other opportunities.
» KKR & Co., Inc. (“KKR”) | KKR is a global investment firm managing private equity, credit, and infrastructure strategies. We sold the position as fundraising slowed and exit activity remained limited, leaving management and incentive fees softer than expected.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	5 Years	10 Years
Focus Fund (Investor Class/MFOCX)	18.82%	15.09%	17.33%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 1,098,817,551
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 7,524,556
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$1,098,817,551
Total number of portfolio holdings	22
Total advisory fees paid during the reporting period	$7,524,556
Portfolio turnover rate as of the end of the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Microsoft Corp.	9.39%
Meta Platforms, Inc. - Cl. A	9.06%
NVIDIA Corp.	8.78%
Apple, Inc.	6.86%
General Electric Co. DBA GE Aerospace	6.56%
Amazon.com, Inc.	6.44%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.88%
Netflix, Inc.	4.85%
GE Vernova, Inc.	4.79%
The Boeing Company	4.33%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Microsoft Corp.	9.39%
Meta Platforms, Inc. - Cl. A	9.06%
NVIDIA Corp.	8.78%
Apple, Inc.	6.86%
General Electric Co. DBA GE Aerospace	6.56%
Amazon.com, Inc.	6.44%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.88%
Netflix, Inc.	4.85%
GE Vernova, Inc.	4.79%
The Boeing Company	4.33%

C000020961 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Growth Fund
Class Name	Investor Class
Trading Symbol	MGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Investor Class/MGRIX)	$141	1.29%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Investor Class shares posted a total return of +19.13%, compared to its benchmark index, the S&P 500® Index, which had a total return of +17.60% over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the S&P 500® Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the S&P 500® Index, can primarily be attributed to an underweight allocation to the weakest performing sector of the benchmark index, Health Care, and an overweight allocation to the strongest performing sector of the benchmark index, Communication Services, as defined in the Global Industry Classification Standard. The Fund’s relative performance was also positively impacted by stock selection in the Financials and Industrials sectors, and by maintaining a relatively low average cash position of approximately 1%, as the benchmark index returned +17.60% during the period.
» Robinhood Markets, Inc. – Cl. A (“Robinhood”) | Robinhood is a financial services platform that offers commission-free trading of stocks, ETFs, options, and cryptocurrencies through a mobile-first interface designed to make investing more accessible. The company’s growth in its assets and revenue was primarily driven by its rapid product velocity in new product offerings, such as trading in cryptocurrencies and hosting IRA accounts, that were well received by its large, engaged base of younger retail investors.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence ("AI") hardware and software, powering next-generation computing applications. The company benefitted as soaring demand for AI chips and data center solutions drove record revenues and earnings.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection was weak in the Consumer Discretionary and Information Technology sectors which had a negative impact on performance relative to the benchmark index. An underweight allocation on average to the strong performing Financials sector and an overweight allocation to the weak performing sector, Materials, further detracted from performance.
» Starbucks Corp. (“Starbucks”) | Starbucks is the world’s largest coffeehouse chain, offering beverages, food, and consumer packaged goods globally. The company faced weaker international sales—particularly in China—while US store traffic softened amid rising competition and operating expenses. Due to these challenges, we exited the position.
» Chipotle Mexican Grill, Inc. (“Chipotle”) | Chipotle operates a chain of fast-casual restaurants specializing in Mexican-inspired cuisine with a focus on fresh ingredients. Chipotle’s stock performance was pressured by rising food and labor costs, and investor sentiment was further dampened by leadership uncertainty due to the departure of longtime CEO, Brian Niccol.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	5 Years	10 Years
Growth Fund (Investor Class/MGRIX)	19.13%	13.61%	16.52%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 411,733,751
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,404,838
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$411,733,751
Total number of portfolio holdings	29
Total advisory fees paid during the reporting period	$3,404,838
Portfolio turnover rate as of the end of the reporting period	117%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
NVIDIA Corp.	8.36%
Microsoft Corp.	7.17%
Meta Platforms, Inc. - Cl. A	7.12%
Amazon.com, Inc.	6.13%
Apple, Inc.	6.08%
Netflix, Inc.	5.68%
Robinhood Markets, Inc. - Cl. A	4.97%
Alphabet, Inc. - Cl. A	4.94%
Broadcom, Inc.	4.46%
Mastercard, Inc. - Cl. A	4.39%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
NVIDIA Corp.	8.36%
Microsoft Corp.	7.17%
Meta Platforms, Inc. - Cl. A	7.12%
Amazon.com, Inc.	6.13%
Apple, Inc.	6.08%
Netflix, Inc.	5.68%
Robinhood Markets, Inc. - Cl. A	4.97%
Alphabet, Inc. - Cl. A	4.94%
Broadcom, Inc.	4.46%
Mastercard, Inc. - Cl. A	4.39%

C000232237 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Growth Fund
Class Name	Institutional Class
Trading Symbol	MIGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund (Institutional Class/MIGWX)	$113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Institutional Class shares posted a total return of +19.43%, compared to its benchmark index, the S&P 500® Index, which had a total return of +17.60% over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the S&P 500® Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the S&P 500® Index, can primarily be attributed to an underweight allocation to the weakest performing sector of the benchmark index, Health Care, and an overweight allocation to the strongest performing sector of the benchmark index, Communication Services, as defined in the Global Industry Classification Standard. The Fund’s relative performance was also positively impacted by stock selection in the Financials and Industrials sectors, and by maintaining a relatively low average cash position of approximately 1%, as the benchmark index returned +17.60% during the period.
» Robinhood Markets, Inc. – Cl. A (“Robinhood”) | Robinhood is a financial services platform that offers commission-free trading of stocks, ETFs, options, and cryptocurrencies through a mobile-first interface designed to make investing more accessible. The company’s growth in its assets and revenue was primarily driven by its rapid product velocity in new product offerings, such as trading in cryptocurrencies and hosting IRA accounts, that were well received by its large, engaged base of younger retail investors.
» NVIDIA Corp. (“NVIDIA”) | NVIDIA is a market leader in generative artificial intelligence ("AI") hardware and software, powering next-generation computing applications. The company benefitted as soaring demand for AI chips and data center solutions drove record revenues and earnings.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection was weak in the Consumer Discretionary and Information Technology sectors which had a negative impact on performance relative to the benchmark index. An underweight allocation on average to the strong performing Financials sector and an overweight allocation to the weak performing sector, Materials, further detracted from performance.
» Starbucks Corp. (“Starbucks”) | Starbucks is the world’s largest coffeehouse chain, offering beverages, food, and consumer packaged goods globally. The company faced weaker international sales—particularly in China—while US store traffic softened amid rising competition and operating expenses. Due to these challenges, we exited the position.
» Chipotle Mexican Grill, Inc. (“Chipotle”) | Chipotle operates a chain of fast-casual restaurants specializing in Mexican-inspired cuisine with a focus on fresh ingredients. Chipotle’s stock performance was pressured by rising food and labor costs, and investor sentiment was further dampened by leadership uncertainty due to the departure of longtime CEO, Brian Niccol.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	Since Inception^
Growth Fund (Institutional Class/MIGWX)	19.43%	11.38%
S&P 500® Index	17.60%	12.02%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 411,733,751
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,404,838
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$411,733,751
Total number of portfolio holdings	29
Total advisory fees paid during the reporting period	$3,404,838
Portfolio turnover rate as of the end of the reporting period	117%

Holdings [Text Block]
Graphical Representation of Holdings
The table and chart below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
NVIDIA Corp.	8.36%
Microsoft Corp.	7.17%
Meta Platforms, Inc. - Cl. A	7.12%
Amazon.com, Inc.	6.13%
Apple, Inc.	6.08%
Netflix, Inc.	5.68%
Robinhood Markets, Inc. - Cl. A	4.97%
Alphabet, Inc. - Cl. A	4.94%
Broadcom, Inc.	4.46%
Mastercard, Inc. - Cl. A	4.39%
Sector Allocation
(% of net assets)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
NVIDIA Corp.	8.36%
Microsoft Corp.	7.17%
Meta Platforms, Inc. - Cl. A	7.12%
Amazon.com, Inc.	6.13%
Apple, Inc.	6.08%
Netflix, Inc.	5.68%
Robinhood Markets, Inc. - Cl. A	4.97%
Alphabet, Inc. - Cl. A	4.94%
Broadcom, Inc.	4.46%
Mastercard, Inc. - Cl. A	4.39%

C000232238 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Midcap Growth Focus Fund
Class Name	Institutional Class
Trading Symbol	MIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Institutional Class/MIDFX)	$126	1.06%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Institutional Class shares posted a total return of +37.44%, compared to its benchmark indices, the Russell 3000® Index and the Russell Midcap® Growth Benchmark Index, which had total returns of +17.41% and +22.02%, respectively, over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the Russell Midcap® Growth Benchmark Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the Russell Midcap® Growth Benchmark Index, can primarily be attributed to stock selection in the Communication Services, Industrials, Information Technology, and Financials sectors, as defined in the Global Industry Classification Standard. An overweight allocation on average to two of the strong performing sectors of the Russell Midcap® Growth Benchmark Index, Communication Services and Information Technology, further boosted performance relative to the benchmark index.
» Palantir Technologies, Inc. – Cl. A (“Palantir”) | Palantir provides data integration and artificial intelligence (“AI”) driven analytics platforms that help governments and enterprises make decisions based on complex datasets. Revenue growth accelerated as commercial adoption of its AI-enabled Foundry and AIP platforms broadened its customer base. We ultimately sold the Fund’s position once it met our price target.
» AppLovin Corp. – Cl. A (“AppLovin”) | AppLovin operates a mobile application marketing and monetization platform that helps developers optimize user acquisition and in-app revenue. The company delivered strong performance as its AI-powered AXON engine improved advertiser returns for its customers and drove higher spending on its products. We exited the position in favor of other opportunities.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection in the Consumer Discretionary and Consumer Staples sectors negatively impacted performance relative to the Russell Midcap® Growth Benchmark Index. Further, an overweight allocation on average to the weakest performing sector of Russell Midcap® Growth Benchmark Index, Consumer Staples, and an underweight allocation to the strongest performing sector, Utilities, dampened relative performance.
» KKR & Co., Inc. (“KKR”) | KKR is a global investment firm managing private equity, credit, and infrastructure strategies. We sold the position as fundraising slowed and exit activity remained limited, leaving management and incentive fees softer than expected.
» Chipotle Mexican Grill, Inc. (“Chipotle”) | Chipotle operates a chain of fast-casual restaurants specializing in Mexican-inspired cuisine with a focus on fresh ingredients. Chipotle’s stock performance was pressured by rising food and labor costs, and investor sentiment was further dampened by leadership uncertainty due to the departure of longtime CEO, Brian Niccol. We exited the position in favor of other opportunities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of (i) the Russell 3000® Index, a broad-based index, and (ii) the Russell Midcap® Growth Benchmark Index, an index that more closely reflects the Fund’s principal investment strategies, over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	Since Inception^
Midcap Growth Focus Fund (Institutional Class/MIDFX)	37.44%	11.34%
Russell 3000® Index	17.41%	11.09%
Russell Midcap® Growth Benchmark Index	22.02%	7.45%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 608,370,146
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 3,347,715
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$608,370,146
Total number of portfolio holdings	41
Total advisory fees paid during the reporting period	$3,347,715
Portfolio turnover rate as of the end of the reporting period	106%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
GE Vernova, Inc.	4.89%
Robinhood Markets, Inc. - Cl. A	4.61%
Roblox Corp. - Cl. A	4.28%
KLA Corp.	3.79%
Spotify Technology S.A.	3.79%
Siemens Energy A.G.	3.72%
HEICO Corp.	3.50%
Rolls-Royce Holdings PLC	3.49%
TKO Group Holdings, Inc.	3.32%
Amphenol Corp. - Cl. A	3.25%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
GE Vernova, Inc.	4.89%
Robinhood Markets, Inc. - Cl. A	4.61%
Roblox Corp. - Cl. A	4.28%
KLA Corp.	3.79%
Spotify Technology S.A.	3.79%
Siemens Energy A.G.	3.72%
HEICO Corp.	3.50%
Rolls-Royce Holdings PLC	3.49%
TKO Group Holdings, Inc.	3.32%
Amphenol Corp. - Cl. A	3.25%

C000020962 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Midcap Growth Focus Fund
Class Name	Investor Class
Trading Symbol	MXXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Midcap Growth Focus Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Midcap Growth Focus Fund (Investor Class/MXXIX)	$155	1.31%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Investor Class shares posted a total return of +37.09%, compared to its benchmark indices, the Russell 3000® Index and the Russell Midcap® Growth Benchmark Index, which had total returns of +17.41% and +22.02%, respectively, over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the Russell Midcap® Growth Benchmark Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the Russell Midcap® Growth Benchmark Index, can primarily be attributed to stock selection in the Communication Services, Industrials, Information Technology, and Financials sectors, as defined in the Global Industry Classification Standard. An overweight allocation on average to two of the strong performing sectors of the Russell Midcap® Growth Benchmark Index, Communication Services and Information Technology, further boosted performance relative to the benchmark index.
» Palantir Technologies, Inc. – Cl. A (“Palantir”) | Palantir provides data integration and artificial intelligence (“AI”) driven analytics platforms that help governments and enterprises make decisions based on complex datasets. Revenue growth accelerated as commercial adoption of its AI-enabled Foundry and AIP platforms broadened its customer base. We ultimately sold the Fund’s position once it met our price target.
» AppLovin Corp. – Cl. A (“AppLovin”) | AppLovin operates a mobile application marketing and monetization platform that helps developers optimize user acquisition and in-app revenue. The company delivered strong performance as its AI-powered AXON engine improved advertiser returns for its customers and drove higher spending on its products. We exited the position in favor of other opportunities.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Stock selection in the Consumer Discretionary and Consumer Staples sectors negatively impacted performance relative to the Russell Midcap® Growth Benchmark Index. Further, an overweight allocation on average to the weakest performing sector of Russell Midcap® Growth Benchmark Index, Consumer Staples, and an underweight allocation to the strongest performing sector, Utilities, dampened relative performance.
» KKR & Co., Inc. (“KKR”) | KKR is a global investment firm managing private equity, credit, and infrastructure strategies. We sold the position as fundraising slowed and exit activity remained limited, leaving management and incentive fees softer than expected.
» Chipotle Mexican Grill, Inc. (“Chipotle”) | Chipotle operates a chain of fast-casual restaurants specializing in Mexican-inspired cuisine with a focus on fresh ingredients. Chipotle’s stock performance was pressured by rising food and labor costs, and investor sentiment was further dampened by leadership uncertainty due to the departure of longtime CEO, Brian Niccol. We exited the position in favor of other opportunities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of (i) the Russell 3000® Index, a broad-based index, and (ii) the Russell Midcap® Growth Benchmark Index, an index that more closely reflects the Fund’s principal investment strategies, over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	5 Years	10 Years
Midcap Growth Focus Fund (Investor Class/MXXIX)	37.09%	14.75%	15.42%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Benchmark Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 608,370,146
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 3,347,715
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$608,370,146
Total number of portfolio holdings	41
Total advisory fees paid during the reporting period	$3,347,715
Portfolio turnover rate as of the end of the reporting period	106%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
GE Vernova, Inc.	4.89%
Robinhood Markets, Inc. - Cl. A	4.61%
Roblox Corp. - Cl. A	4.28%
KLA Corp.	3.79%
Spotify Technology S.A.	3.79%
Siemens Energy A.G.	3.72%
HEICO Corp.	3.50%
Rolls-Royce Holdings PLC	3.49%
TKO Group Holdings, Inc.	3.32%
Amphenol Corp. - Cl. A	3.25%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
GE Vernova, Inc.	4.89%
Robinhood Markets, Inc. - Cl. A	4.61%
Roblox Corp. - Cl. A	4.28%
KLA Corp.	3.79%
Spotify Technology S.A.	3.79%
Siemens Energy A.G.	3.72%
HEICO Corp.	3.50%
Rolls-Royce Holdings PLC	3.49%
TKO Group Holdings, Inc.	3.32%
Amphenol Corp. - Cl. A	3.25%

C000020963 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico International Opportunities Fund
Class Name	Investor Class
Trading Symbol	MIOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Investor Class/MIOFX)	$176	1.50%[1]
[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.50%	[1]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Investor Class shares posted a total return of (US $) +34.45%, compared to its benchmark index, the MSCI EAFE® Index, which had a total return of (US $) +14.99% over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the MSCI EAFE® Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the MSCI EAFE® Index, can primarily be attributed to stock selection in the Industrials, Information Technology, and Communication Services sectors, as defined in the Global Industry Classification Standard. Additionally, an underweight allocation to the weakest performing sector of the benchmark, Health Care, and an overweight allocation to the strong performing sector, Communication Services, further bolstered the Fund’s performance relative to the benchmark index.
» Rolls-Royce Holdings PLC (“Rolls-Royce”) | Rolls-Royce is a global engineering company which, among its other product lines, designs and manufactures aircraft engines and power systems. The company’s earnings strengthened as civil aerospace flying hours recovered sharply and defense demand remained resilient.
» Spotify Technology S.A. (“Spotify”) | Spotify is the world’s largest audio streaming platform, offering music, podcasts, and personalized content recommendations to users globally. The company performed well as subscriber growth remained resilient despite price increases. Disciplined spending further supported improved profitability, underscoring the strength of the platform’s value proposition.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | An underweight allocation to the Financials sector, the strongest performing sector of the benchmark index, had the largest negative effect on performance relative to the benchmark index. Further dampening relative performance was stock selection in the Consumer Discretionary and Health Care sectors. The Fund’s relative performance was also adversely impacted by maintaining an average cash position of approximately 7%, as the benchmark index returned +14.99% during the period.
» Novo Nordisk A/S – Cl. B (“Novo Nordisk”) | Novo Nordisk is a global pharmaceutical company specializing in diabetes care, obesity treatments, and rare diseases. The company’s stock price came under pressure as investors questioned the durability of GLP-1 pricing power and increasing competition. Given these pressures, we sold the position.
» Eli Lilly & Company (“Eli Lilly”) | Eli Lilly is a pharmaceutical company focused on treatments for diabetes, oncology, immunology, and neuroscience. We exited the position as the business struggled with manufacturing bottlenecks and regulatory scrutiny that constrained its ability to meet surging demand for obesity drugs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	5 Years	10 Years
International Opportunities Fund (Investor Class/MIOFX)	34.45%	13.58%	11.80%
MSCI EAFE® Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 161,422,436
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 701,282
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$161,422,436
Total number of portfolio holdings	33
Total net advisory fees paid during the reporting period	$701,282
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	8.56%
Siemens Energy A.G.	6.37%
AppLovin Corp. - Cl. A	4.63%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.23%
NVIDIA Corp.	4.20%
Alibaba Group Holding Ltd.	4.05%
Tencent Holdings Ltd. ADR	3.98%
Microsoft Corp.	3.88%
Meta Platforms, Inc. - Cl. A	3.63%
Safran S.A.	3.57%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	8.56%
Siemens Energy A.G.	6.37%
AppLovin Corp. - Cl. A	4.63%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.23%
NVIDIA Corp.	4.20%
Alibaba Group Holding Ltd.	4.05%
Tencent Holdings Ltd. ADR	3.98%
Microsoft Corp.	3.88%
Meta Platforms, Inc. - Cl. A	3.63%
Safran S.A.	3.57%

C000232239 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	MIIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico International Opportunities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund (Institutional Class/MIIOX)	$147	1.25%[1]
[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.25%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Institutional Class shares posted a total return of (US $) +34.80%, compared to its benchmark index, the MSCI EAFE® Index, which had a total return of (US $) +14.99% over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the MSCI EAFE® Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the MSCI EAFE® Index, can primarily be attributed to stock selection in the Industrials, Information Technology, and Communication Services sectors, as defined in the Global Industry Classification Standard. Additionally, an underweight allocation to the weakest performing sector of the benchmark, Health Care, and an overweight allocation to the strong performing sector, Communication Services, further bolstered the Fund’s performance relative to the benchmark index.
» Rolls-Royce Holdings PLC (“Rolls-Royce”) | Rolls-Royce is a global engineering company which, among its other product lines, designs and manufactures aircraft engines and power systems. The company’s earnings strengthened as civil aerospace flying hours recovered sharply and defense demand remained resilient.
» Spotify Technology S.A. (“Spotify”) | Spotify is the world’s largest audio streaming platform, offering music, podcasts, and personalized content recommendations to users globally. The company performed well as subscriber growth remained resilient despite price increases. Disciplined spending further supported improved profitability, underscoring the strength of the platform’s value proposition.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | An underweight allocation to the Financials sector, the strongest performing sector of the benchmark index, had the largest negative effect on performance relative to the benchmark index. Further dampening relative performance was stock selection in the Consumer Discretionary and Health Care sectors. The Fund’s relative performance was also adversely impacted by maintaining an average cash position of approximately 7%, as the benchmark index returned +14.99% during the period.
» Novo Nordisk A/S – Cl. B (“Novo Nordisk”) | Novo Nordisk is a global pharmaceutical company specializing in diabetes care, obesity treatments, and rare diseases. The company’s stock price came under pressure as investors questioned the durability of GLP-1 pricing power and increasing competition. Given these pressures, we sold the position.
» Eli Lilly & Company (“Eli Lilly”) | Eli Lilly is a pharmaceutical company focused on treatments for diabetes, oncology, immunology, and neuroscience. We exited the position as the business struggled with manufacturing bottlenecks and regulatory scrutiny that constrained its ability to meet surging demand for obesity drugs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	Since Inception^
International Opportunities Fund (Institutional Class/MIIOX)	34.80%	14.45%
MSCI EAFE® Index	14.99%	8.49%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 161,422,436
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 701,282
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$161,422,436
Total number of portfolio holdings	33
Total net advisory fees paid during the reporting period	$701,282
Portfolio turnover rate as of the end of the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	8.56%
Siemens Energy A.G.	6.37%
AppLovin Corp. - Cl. A	4.63%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.23%
NVIDIA Corp.	4.20%
Alibaba Group Holding Ltd.	4.05%
Tencent Holdings Ltd. ADR	3.98%
Microsoft Corp.	3.88%
Meta Platforms, Inc. - Cl. A	3.63%
Safran S.A.	3.57%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	8.56%
Siemens Energy A.G.	6.37%
AppLovin Corp. - Cl. A	4.63%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	4.23%
NVIDIA Corp.	4.20%
Alibaba Group Holding Ltd.	4.05%
Tencent Holdings Ltd. ADR	3.98%
Microsoft Corp.	3.88%
Meta Platforms, Inc. - Cl. A	3.63%
Safran S.A.	3.57%

C000232240 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Global Fund
Class Name	Institutional Class
Trading Symbol	MIGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Institutional Class/MIGOX)	$125	1.07%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Institutional Class shares posted a total return of (US $) +33.81%, compared to its benchmark index, the MSCI All Country World® Index, which had a total return of (US $) +17.27% over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the MSCI All Country World® Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the MSCI All Country World® Index, can primarily be attributed to strong stock selection in the Industrials, Communication Services, and Information Technology sectors, as defined in the Global Industry Classification Standard. Additionally, an underweight allocation to the weakest performing sector of the benchmark index, Health Care, and an overweight allocation to the strongest performing sector of the benchmark index, Communication Services, boosted relative performance results.
» Rolls-Royce Holdings PLC (“Rolls-Royce”) | Rolls-Royce is a global engineering company which, among its other product lines, designs and manufactures aircraft engines and power systems. The company’s earnings strengthened as civil aerospace flying hours recovered sharply and defense demand remained resilient.
» GE Vernova, Inc. (“GE Vernova”) | GE Vernova is a leading provider of power generation and grid technologies, spanning gas, wind, and electrification systems. GE Vernova’s earnings results improved based on surging orders tied to its data center and artificial intelligence buildouts, which created backlogs of demand for its products, combined with generally strong demand for its renewable energy and grid modernization technologies.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Weak stock selection in the Consumer Discretionary, Health Care, and Financials sectors had a negative effect on performance relative to the benchmark index. An underweight allocation to the strong performing Financials sector created a further drag on performance.
» Novo Nordisk A/S – Cl. B (“Novo Nordisk”) | Novo Nordisk is a global pharmaceutical company specializing in diabetes care, obesity treatments, and rare diseases. The company’s stock price came under pressure as investors questioned the durability of GLP-1 pricing power and increasing competition. Given these pressures, we sold the position.
» The Goldman Sachs Group, Inc. (“Goldman Sachs”) | Goldman Sachs is a global investment bank providing services in trading, investment banking, and asset management. Results were hampered by weaker capital markets activity, including subdued IPO issuance and lower advisory revenues.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Institutional Class shares of the Fund for the applicable periods since inception to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $100,000.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	Since Inception^
Global Fund (Institutional Class/MIGOX)	33.81%	13.53%
MSCI All Country World® Index	17.27%	9.96%
^	December 6, 2021

Performance Inception Date	Dec. 06, 2021
No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs#institutional-class or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 462,588,091
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,128,132
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$462,588,091
Total number of portfolio holdings	29
Total advisory fees paid during the reporting period	$3,128,132
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	7.32%
AppLovin Corp. - Cl. A	6.10%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	6.07%
Meta Platforms, Inc. - Cl. A	5.37%
General Electric Co. DBA GE Aerospace	5.00%
Siemens Energy A.G.	4.96%
Spotify Technology S.A.	4.88%
GE Vernova, Inc.	4.64%
Tencent Holdings Ltd. ADR	4.42%
Netflix, Inc.	4.38%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	7.32%
AppLovin Corp. - Cl. A	6.10%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	6.07%
Meta Platforms, Inc. - Cl. A	5.37%
General Electric Co. DBA GE Aerospace	5.00%
Siemens Energy A.G.	4.96%
Spotify Technology S.A.	4.88%
GE Vernova, Inc.	4.64%
Tencent Holdings Ltd. ADR	4.42%
Netflix, Inc.	4.38%

C000048905 [Member]
Shareholder Report [Line Items]
Fund Name	Marsico Global Fund
Class Name	Investor Class
Trading Symbol	MGLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Marsico Global Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.marsicofunds.com/fund-documents/. You can also request this information by contacting us at 888-860-8686.
Additional Information Phone Number	888-860-8686
Additional Information Website	www.marsicofunds.com/fund-documents/
Expenses [Text Block]
Fund Expenses for the Past Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Fund (Investor Class/MGLBX)	$156	1.34%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal year ended September 30, 2025, the Fund’s Investor Class shares posted a total return of (US $) +33.45%, compared to its benchmark index, the MSCI All Country World® Index, which had a total return of (US $) +17.27% over the same period. Below, we discuss some of the effects of the Fund’s investment allocation on its performance as compared to the MSCI All Country World® Index, as well as the Fund’s top stock contributors and detractors. The Fund is not managed to track a benchmark index and may hold a substantially overweight or underweight position in a sector, industry, or security when compared to a benchmark.
TOP PERFORMANCE CONTRIBUTORS
» Investment Allocations | The Fund’s outperformance, as compared to the MSCI All Country World® Index, can primarily be attributed to strong stock selection in the Industrials, Communication Services, and Information Technology sectors, as defined in the Global Industry Classification Standard. Additionally, an underweight allocation to the weakest performing sector of the benchmark index, Health Care, and an overweight allocation to the strongest performing sector of the benchmark index, Communication Services, boosted relative performance results.
» Rolls-Royce Holdings PLC (“Rolls-Royce”) | Rolls-Royce is a global engineering company which, among its other product lines, designs and manufactures aircraft engines and power systems. The company’s earnings strengthened as civil aerospace flying hours recovered sharply and defense demand remained resilient.
» GE Vernova, Inc. (“GE Vernova”) | GE Vernova is a leading provider of power generation and grid technologies, spanning gas, wind, and electrification systems. GE Vernova’s earnings results improved based on surging orders tied to its data center and artificial intelligence buildouts, which created backlogs of demand for its products, combined with generally strong demand for its renewable energy and grid modernization technologies.
TOP PERFORMANCE DETRACTORS
» Investment Allocations | Weak stock selection in the Consumer Discretionary, Health Care, and Financials sectors had a negative effect on performance relative to the benchmark index. An underweight allocation to the strong performing Financials sector created a further drag on performance.
» Novo Nordisk A/S – Cl. B (“Novo Nordisk”) | Novo Nordisk is a global pharmaceutical company specializing in diabetes care, obesity treatments, and rare diseases. The company’s stock price came under pressure as investors questioned the durability of GLP-1 pricing power and increasing competition. Given these pressures, we sold the position.
» The Goldman Sachs Group, Inc. (“Goldman Sachs”) | Goldman Sachs is a global investment bank providing services in trading, investment banking, and asset management. Results were hampered by weaker capital markets activity, including subdued IPO issuance and lower advisory revenues.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance, and past performance is not a guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and table compare the performance data of the Investor Class shares of the Fund for the most recently completed 10 fiscal years to the performance data of a broad-based index over the same periods. All indices are unmanaged and investors cannot invest directly in an index. The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares. The graph assumes an initial investment of $10,000.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended 09/30/2025)	1 Year	5 Years	10 Years
Global Fund (Investor Class/MGLBX)	33.45%	13.69%	15.71%
MSCI All Country World® Index	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table below assume reinvestment of dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on dividends and capital gain distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.marsicofunds.com/performance-and-prices/monthly.fs or call 888-860-8686 to obtain the most recent performance information.
Net Assets	$ 462,588,091
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 3,128,132
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$462,588,091
Total number of portfolio holdings	29
Total advisory fees paid during the reporting period	$3,128,132
Portfolio turnover rate as of the end of the reporting period	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund. Sector weightings represent the percentage of the Fund’s investments in certain general sectors and may include more than one industry. The Fund’s portfolio composition is subject to change at any time.
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	7.32%
AppLovin Corp. - Cl. A	6.10%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	6.07%
Meta Platforms, Inc. - Cl. A	5.37%
General Electric Co. DBA GE Aerospace	5.00%
Siemens Energy A.G.	4.96%
Spotify Technology S.A.	4.88%
GE Vernova, Inc.	4.64%
Tencent Holdings Ltd. ADR	4.42%
Netflix, Inc.	4.38%
Sector Allocation
(% of net assets)
Country Allocation
(% of total investments)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(% of net assets)
Rolls-Royce Holdings PLC	7.32%
AppLovin Corp. - Cl. A	6.10%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	6.07%
Meta Platforms, Inc. - Cl. A	5.37%
General Electric Co. DBA GE Aerospace	5.00%
Siemens Energy A.G.	4.96%
Spotify Technology S.A.	4.88%
GE Vernova, Inc.	4.64%
Tencent Holdings Ltd. ADR	4.42%
Netflix, Inc.	4.38%

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.